22. Segment information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information Tables
Segment information

	2012	2011	2010
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	10,866	11,437	13,745
Engineering	10,779	8,776	8,560
	21,645	20,213	22,305
Operating (loss)/income
Trading and manufacturing	(301)	(720)	(1,590)
Engineering	401	(802)	354
Unallocated corporate expenses	(159)	(152)	(142)
	(59)	(1,674)	(1,378)

	2012	2011	2010
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	88	137	132
Engineering	42	45	38
	130	182	170
Capital Expenditures, Gross
Trading and manufacturing	12	44	52
Engineering	29	19	60
	41	63	112

	2012	2011
	US$’000	US$’000
Assets
Trading and manufacturing	6,211	6,215
Engineering	18,736	17,649
	24,947	23,864
Liabilities
Trading and manufacturing	2,615	2,315
Engineering	4,576	3,640
	7,191	5,955

Geographical analysis of revenue
	2012	2011	2010
	US$’000	US$’000	US$’000
Revenue -
The PRC	15,867	15,100	15,891
Hong Kong	5,511	4,891	6,150
Others	267	222	264
	21,645	20,213	22,305

Major suppliers
	2012	2011	2010

Supplier A	17%	10%	7%
Supplier B	11%	10%	13%
Supplier C	10%	7%	21%
Supplier D	7%	8%	6%
Supplier E	6%	6%	4%
Supplier F	6%	15%	7%